Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2018 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 26,970,580	$ 960,490	$ 17,060,591	$ 26,220,721
Effect of potentially dilutive ordinary shares:
Employee share options issued by subsidiaries	(521,073)	(18,557)	(385,865)	(418,295)
Earnings used in the computation of diluted earnings per share	$ 26,449,507	$ 941,933	$ 16,674,726	$ 25,802,426
Weighted average number of ordinary shares in the computation of basic earnings per share	4,265,732	4,265,732	4,251,964	4,245,247
Effect of potentially dilutive ordinary shares:
From employee share options	22,086	22,086	10,232	5,103
From employees' compensation	815	815	570	779
Weighted average number of ordinary shares in computation of diluted earnings per share	4,288,633	4,288,633	4,262,766	4,251,129